BORROWINGS (Short-term Narrative) (Details) (CNY)	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term loans interest rate	4.78%	5.28%
Short-term bank borrowings	2,566,366,459	1,803,593,927
Amount of short-term bank borrowings guaranteed or collateralized	1,888,335,316
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	21,413,994
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,156,364,658
Loan One [Member] | Guaranteed by third party [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	82,818,738
Loan Two [Member] | Bank acceptance note [Member]
Short-term Debt [Line Items]
Pledged assets	55,000,000
Loan Two [Member] | Guaranteed by pledged assets [Member] | Bank acceptance note [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	96,267,150
Loan Three [Member] | Accounts receivable [Member]
Short-term Debt [Line Items]
Pledged assets	19,000,000
Loan Three [Member] | Guaranteed by pledged assets [Member] | Accounts receivable [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	19,000,000
Loan Six [Member] | Inventories [Member]
Short-term Debt [Line Items]
Pledged assets	139,414,527
Loan Six [Member] | Guaranteed by pledged assets [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	50,000,000
Loan Seven [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Pledged assets	96,613,507
Loan Seven [Member] | Guaranteed by pledged assets [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	110,000,000
Loan Eight [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Pledged assets	159,272,071
Loan Eight [Member] | Buildings [Member]
Short-term Debt [Line Items]
Pledged assets	352,598,628
Loan Eight [Member] | Certain equipments [Member]
Short-term Debt [Line Items]
Pledged assets	1,435,837,527
Loan Eight [Member] | Inventories [Member]
Short-term Debt [Line Items]
Pledged assets	61,000,000
Loan Eight [Member] | Guaranteed by pledged assets [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	558,378,898
Loan Eight [Member] | Guaranteed by pledged assets [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	224,000,000
Loan Eight [Member] | Guaranteed by pledged assets [Member] | Building and Equipment [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,033,128,992
Loan Eight [Member] | Guaranteed by shareholders [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	466,014,161
Jiangxi Heji Investment Co., Ltd. [Member] | Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	94,901,516
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] | Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	168,110,161
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] | Loan One [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	48,930,650
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member] | Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	80,000,000
Jinko Solar Company Limited [Member] | Loan One [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	419,240,000
Jinko Solar Company Limited [Member] | Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	493,539,933
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	583,129,627
Third party's equipment and land use right [Member] | Loan Five [Member] | Guaranteed by shareholders [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	28,949,786